UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1.  Schedule of Investments.

Wright Total Return Bond Fund (WTRB)
Portfolio of Investments – As of September 30, 2012 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 98.4%

ASSET-BACKED SECURITIES - 0.6%

$195,000	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%	06/15/16	$211,477

Total Asset-Backed Securities (identified cost, $203,628)	$211,477

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8%

$275,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5	4.733%		10/15/41	$294,241
281,334	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.936%		05/15/38	284,544
194,705	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A3	4.813%		02/15/38	200,677
435,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5	4.878%		01/15/42	471,077
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	347,428
315,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	352,999
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	6.091%	(1)	06/12/46	359,845

Total Commercial Mortgage-Backed Securities (identified cost, $2,111,481)	$2,310,811

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.1%

$43,990	Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2	2.616%	(1)	07/25/34	$45,049

Total Residential Mortgage-Backed Securities (identified cost, $37,095)	$45,049

CORPORATE BONDS - 42.9%

AUTO MANUFACTURERS - 1.3%
$110,000	Daimler Finance North America, LLC	6.500%		11/15/13	$117,128
300,000	Toyota Motor Credit Corp., MTN	3.300%		01/12/22	325,915
CAPITAL GOODS - 0.4%
$110,000	PACCAR, Inc.	6.875%		02/15/14	$119,277
COMMUNICATIONS EQUIPMENT - 1.0%
$300,000	eBay, Inc.	3.250%		10/15/20	$323,271
CONSUMER DURABLES & APPAREL - 0.4%
$115,000	Hasbro, Inc.	6.125%		05/15/14	$124,398
CONSUMER SERVICES - 0.2%
$60,000	Brinker International, Inc.	5.750%		06/01/14	$64,100
DIVERSIFIED FINANCIALS - 12.0%
$135,000	American Express Credit Corp., Series C	7.300%		08/20/13	$143,065
55,000	Ameriprise Financial, Inc.	5.650%		11/15/15	62,513
135,000	Bank of America Corp., MTN	5.000%		05/13/21	148,651
140,000	Bear Stearns Cos., LLC (The)	5.700%		11/15/14	153,389
65,000	BlackRock, Inc.	3.500%		12/10/14	69,241
55,000	Capital One Financial Corp.	7.375%		05/23/14	60,556
260,000	Citigroup, Inc.	6.500%		08/19/13	272,981
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%		10/13/15	165,292
130,000	Credit Suisse USA, Inc.	0.708%	(1)	04/12/13	130,158
260,000	Eaton Vance Corp.	6.500%		10/02/17	314,318
135,000	Equifax, Inc.	4.450%		12/01/14	142,946
225,000	General Electric Capital Corp., MTN, Series A	6.750%		03/15/32	289,085
100,000	Goldman Sachs Group, Inc. (The)	0.962%	(1)	09/29/14	98,973
115,000	Goldman Sachs Group, Inc. (The)	6.150%		04/01/18	134,385
110,000	JPMorgan Chase & Co.	6.300%		04/23/19	135,412
125,000	Merrill Lynch & Co., Inc.	6.050%		05/16/16	136,690
150,000	Moody's Corp.	5.500%		09/01/20	166,068
150,000	Morgan Stanley	5.500%		07/28/21	164,448
120,000	Nomura Holdings, Inc.	5.000%		03/04/15	126,756
135,000	PNC Funding Corp.	4.250%		09/21/15	148,072
55,000	SunTrust Banks, Inc.	6.000%		09/11/17	64,121
130,000	TD Ameritrade Holding Corp.	4.150%		12/01/14	138,978
220,000	US Bancorp, MTN	3.150%		03/04/15	233,297
280,000	Wells Fargo & Co.	3.625%		04/15/15	299,921
280,000	Westpac Banking Corp.	4.200%		02/27/15	301,034
ENERGY - 1.6%
$205,000	Baker Hughes, Inc.	6.875%		01/15/29	$278,257
50,000	ONEOK Partners LP	6.850%		10/15/37	61,386
60,000	ONEOK, Inc.	5.200%		06/15/15	65,296
70,000	Peabody Energy Corp.	7.375%		11/01/16	79,625
55,000	Valero Energy Corp.	9.375%		03/15/19	74,796
FOOD, BEVERAGE & TOBACCO - 1.9%
$60,000	Altria Group, Inc.	8.500%		11/10/13	$65,128
19,000	Altria Group, Inc.	9.700%		11/10/18	27,247
140,000	ConAgra Foods, Inc.	5.875%		04/15/14	150,548
150,000	Ingredion, Inc.	4.625%		11/01/20	168,374
100,000	PepsiCo, Inc.	7.900%		11/01/18	135,745
105,000	Philip Morris International, Inc.	6.875%		03/17/14	114,752
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
$155,000	Cigna Corp.	2.750%		11/15/16	$163,615
135,000	Hospira, Inc.	5.900%		06/15/14	145,084
75,000	Laboratory Corp. of America Holdings	3.125%		05/15/16	79,473
40,000	McKesson Corp.	6.500%		02/15/14	43,055
100,000	Medtronic, Inc.	4.500%		03/15/14	105,749
130,000	UnitedHealth Group, Inc.	6.000%		02/15/18	159,850
145,000	WellPoint, Inc.	4.350%		08/15/20	159,347
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
$60,000	Estee Lauder Cos., Inc. (The)	6.000%		05/15/37	$79,808
INSURANCE - 4.3%
$100,000	ACE INA Holdings, Inc.	5.875%		06/15/14	$108,809
275,000	Loews Corp.	5.250%		03/15/16	310,168
125,000	MetLife, Inc.	5.000%		06/15/15	138,877
46,000	OneBeacon US Holdings, Inc.	5.875%		05/15/13	47,096
255,000	PartnerRe Finance B, LLC	5.500%		06/01/20	281,568
55,000	Principal Financial Group, Inc.	8.875%		05/15/19	73,430
130,000	Principal Life Income Funding Trusts, MTN	0.619%	(1)	11/08/13	130,143
90,000	Prudential Financial, Inc., MTN	4.500%		11/15/20	100,263
50,000	Prudential Financial, Inc., MTN, Series D	7.375%		06/15/19	63,317
200,000	Travelers Cos., Inc. (The)	5.500%		12/01/15	228,048
MATERIALS - 1.5%
$145,000	Airgas, Inc.	4.500%		09/15/14	$154,441
120,000	Dow Chemical Co. (The)	7.375%		03/01/23	149,647
70,000	Greif, Inc.	6.750%		02/01/17	77,700
100,000	Lubrizol Corp.	8.875%		02/01/19	141,528
MEDIA - 2.2%
$90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$134,617
150,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	5.000%		03/01/21	168,334
95,000	McGraw-Hill Cos., Inc. (The)	5.900%		11/15/17	111,888
50,000	Time Warner Cable, Inc.	8.250%		04/01/19	67,200
115,000	Time Warner Cos., Inc.	6.950%		01/15/28	149,159
120,000	Viacom, Inc.	4.375%		09/15/14	128,393
MINING - 0.4%
$80,000	Barrick Gold Financeco, LLC	6.125%		09/15/13	$84,175
50,000	Rio Tinto Finance USA, Ltd.	8.950%		05/01/14	56,346
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
$115,000	Wyeth, LLC	5.500%		02/01/14	$122,878

PIPELINES - 0.8%
$60,000	Spectra Energy Capital, LLC	5.650%		03/01/20	$70,878
170,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	213,569
RETAILING - 1.2%
$55,000	AutoZone, Inc.	5.750%		01/15/15	$60,799
145,000	Kohl's Corp.	4.000%		11/01/21	158,030
72,000	Ltd. Brands, Inc.	5.250%		11/01/14	76,500
120,000	Safeway, Inc.	5.000%		08/15/19	125,218
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
$165,000	Applied Materials, Inc.	7.125%		10/15/17	$207,215
SOFTWARE & SERVICES - 3.1%
$140,000	Adobe Systems, Inc.	4.750%		02/01/20	$157,849
140,000	Dun & Bradstreet Corp. (The)	6.000%		04/01/13	143,539
145,000	Ingram Micro, Inc.	5.250%		09/01/17	159,187
105,000	International Business Machines Corp.	7.625%		10/15/18	142,420
245,000	Oracle Corp.	5.375%		07/15/40	313,784
150,000	Symantec Corp.	4.200%		09/15/20	156,046
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
$30,000	Dell, Inc.	5.625%		04/15/14	$32,219
140,000	Harris Corp.	5.000%		10/01/15	155,108
140,000	Pitney Bowes, Inc., MTN	5.250%		01/15/37	144,674
TELECOMMUNICATIONS - 1.8%
$155,000	BellSouth Corp.	6.000%		11/15/34	$178,065
70,000	British Telecommunications PLC	9.625%		12/15/30	114,233
105,000	Cellco Partnership / Verizon Wireless Capital, LLC	5.550%		02/01/14	111,725
150,000	Verizon Global Funding Corp.	7.750%		12/01/30	223,599
TRANSPORTATION - 0.5%
$120,000	Burlington Northern Santa Fe, LLC	6.200%		08/15/36	$155,278
UTILITIES - 3.6%
$115,000	American Electric Power Co., Inc.	5.250%		06/01/15	$125,315
110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	144,484
90,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	116,627
115,000	Duke Energy Indiana, Inc.	5.000%		09/15/13	119,891
80,000	Exelon Generation Co., LLC	5.200%		10/01/19	90,965
115,000	NextEra Energy Capital Holdings, Inc., Series D	7.300%	(1)	09/01/67	126,344
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	68,749
138,000	PPL Energy Supply, LLC	6.300%		07/15/13	144,051
60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	72,703
125,000	Sempra Energy	6.500%		06/01/16	148,970
55,000	TransAlta Corp.	4.750%		01/15/15	57,991

Total Corporate Bonds (identified cost, $13,290,283)	$14,675,624

U.S. GOVERNMENT INTERESTS - 48.0%

AGENCY MORTGAGE-BACKED SECURITIES - 21.0%
$108,968	FHLMC Gold Pool #A32600	5.500%		05/01/35	$120,266
24,929	FHLMC Gold Pool #C01646	6.000%		09/01/33	27,938
20,881	FHLMC Gold Pool #C27663	7.000%		06/01/29	21,712
94,247	FHLMC Gold Pool #C47318	7.000%		09/01/29	111,669
112,960	FHLMC Gold Pool #C66878	6.500%		05/01/32	130,730
106,336	FHLMC Gold Pool #C91046	6.500%		05/01/27	118,898
15,497	FHLMC Gold Pool #D66753	6.000%		10/01/23	17,120
3,662	FHLMC Gold Pool #E00903	7.000%		10/01/15	3,947
134,839	FHLMC Gold Pool #G01035	6.000%		05/01/29	151,116
56,890	FHLMC Gold Pool #G02478	5.500%		12/01/36	62,166
20,853	FHLMC Gold Pool #H19018	6.500%		08/01/37	23,192
50,757	FHLMC Gold Pool #N30514	5.500%		11/01/28	55,005
210,603	FHLMC Gold Pool #P00024	7.000%		09/01/32	242,435
9,739	FHLMC Gold Pool #P50031	7.000%		08/01/18	10,226
42,797	FHLMC Gold Pool #P50064	7.000%		09/01/30	48,575
58,224	FHLMC Pool #1B1291	2.510%	(1)	11/01/33	61,751
148,305	FHLMC Pool #1G0233	2.828%	(1)	05/01/35	159,059
20,710	FHLMC Pool #781071	5.254%	(1)	11/01/33	22,336
16,750	FHLMC Pool #781804	5.076%	(1)	07/01/34	18,115
8,979	FHLMC Pool #781884	5.165%	(1)	08/01/34	9,715
26,598	FHLMC Pool #782862	5.041%	(1)	11/01/34	28,797
161,045	FHLMC, Series 1983, Class Z	6.500%		12/15/23	182,920
116,512	FHLMC, Series 2044, Class PE	6.500%		04/15/28	134,221
550,000	FHLMC, Series 2627, Class MW	5.000%		06/15/23	620,621
81,863	FNMA Pool #253057	8.000%		12/01/29	99,603
2,332	FNMA Pool #254845	4.000%		07/01/13	2,462
2,722	FNMA Pool #254863	4.000%		08/01/13	2,856
4,386	FNMA Pool #479477	6.000%		01/01/29	4,954
11,865	FNMA Pool #489357	6.500%		03/01/29	13,934
12,485	FNMA Pool #535332	8.500%		04/01/30	15,683
24,407	FNMA Pool #545782	7.000%		07/01/32	28,555
12,643	FNMA Pool #597396	6.500%		09/01/31	14,701
60,184	FNMA Pool #621284	6.500%		12/01/31	69,981
23,543	FNMA Pool #725866	4.500%		09/01/34	25,556
74,656	FNMA Pool #738630	5.500%		11/01/33	82,860
217,920	FNMA Pool #745001	6.500%		09/01/35	249,338
108,719	FNMA Pool #745467	5.508%	(1)	04/01/36	117,023
194,035	FNMA Pool #745755	5.000%		12/01/35	212,092
77,621	FNMA Pool #747529	4.500%		10/01/33	84,442
459,613	FNMA Pool #781893	4.500%		11/01/31	511,416
27,878	FNMA Pool #809888	4.500%		03/01/35	30,228
484,260	FNMA Pool #888366	7.000%		04/01/37	560,264
438,280	FNMA Pool #888367	7.000%		03/01/37	507,129
230,656	FNMA Pool #888417	6.500%		01/01/36	272,042
34,768	FNMA Pool #906455	6.019%	(1)	01/01/37	37,860
23,979	GNMA I Pool #374892	7.000%		02/15/24	28,256
22,794	GNMA I Pool #376400	6.500%		02/15/24	26,406
22,825	GNMA I Pool #379982	7.000%		02/15/24	26,896
134,269	GNMA I Pool #393347	7.500%		02/15/27	161,616
51,115	GNMA I Pool #410081	8.000%		08/15/25	61,929
31,762	GNMA I Pool #427199	7.000%		12/15/27	34,660
353	GNMA I Pool #436214	6.500%		02/15/13	361
34,989	GNMA I Pool #448490	7.500%		03/15/27	38,476
43,346	GNMA I Pool #458762	6.500%		01/15/28	51,157
33,199	GNMA I Pool #460726	6.500%		12/15/27	39,139
14,309	GNMA I Pool #488924	6.500%		11/15/28	16,888
11,912	GNMA I Pool #510706	8.000%		11/15/29	14,749
24,375	GNMA I Pool #581536	5.500%		06/15/33	27,293
76,801	GNMA II Pool #002630	6.500%		08/20/28	89,320
4,012	GNMA II Pool #002909	8.000%		04/20/30	5,024
9,874	GNMA II Pool #002972	7.500%		09/20/30	12,135
3,600	GNMA II Pool #002973	8.000%		09/20/30	4,476
34,752	GNMA II Pool #003095	6.500%		06/20/31	40,569
245,275	GNMA II Pool #004841	8.000%		08/20/31	299,491
817,446	GNMA, Series 2010-44, Class NK	4.000%		10/20/37	867,209

U.S. TREASURIES - 27.0%
$310,000	U.S. Treasury Bond	6.125%		11/15/27	$466,598
100,000	U.S. Treasury Note	3.875%		02/15/13	101,402
200,000	U.S. Treasury Note	1.125%		06/15/13	201,360
750,000	U.S. Treasury Note	1.750%		01/31/14	765,381
1,700,000	U.S. Treasury Note	2.125%		11/30/14	1,768,400
980,000	U.S. Treasury Note	1.875%		06/30/15	1,022,415
1,100,000	U.S. Treasury Note	4.500%		02/15/16	1,252,453
750,000	U.S. Treasury Note	2.750%		11/30/16	819,961
1,215,000	U.S. Treasury Note	1.875%		08/31/17	1,289,894
430,000	U.S. Treasury Note	2.125%		08/15/21	454,927
1,025,000	U.S. Treasury Strip	0.000%	(2)	11/15/30	628,135
1,025,000	U.S. Treasury Strip	0.000%	(2)	08/15/39	467,482

Total U.S. Government Interests (identified cost, $15,725,932)	$16,409,967

TOTAL FIXED INCOME INVESTMENTS (identified cost, $31,368,419) — 98.4%	$33,652,928

SHORT-TERM INVESTMENTS - 1.1%

$369,083	Fidelity Government Money Market Fund, 0.01%(1)	$369,083

TOTAL SHORT-TERM INVESTMENTS (identified cost, $369,083) — 1.1%	$369,083

TOTAL INVESTMENTS (identified cost, $31,737,502) — 99.5%	$34,022,011

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.5%	167,120

NET ASSETS — 100.0%	$34,189,131

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
(1)	Variable rate security. Rate presented is as of September 30, 2012.
(2)	Rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,343,597
Gross Unrealized Depreciation	(59,088)
Net Unrealized Appreciation	$2,284,509

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$-	$211,477	$-	$211,477
Commercial Mortgage-Backed Securities	-	2,310,811	-	2,310,811
Residential Mortgage-Backed Securities	-	45,049	-	45,049
Corporate Bonds	-	14,675,624	-	14,675,624
U.S. Government Interests	-	16,409,967	-	16,409,967
Short-Term Investments	-	369,083	-	369,083
Total Investments	$-	$34,022,011	$-	$34,022,011

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of September 30, 2012 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 95.7%

AGENCY MORTGAGE-BACKED SECURITIES - 95.7%
$17,874	FHLMC Gold Pool #C00548	7.000%	08/01/27	$21,390
53,532	FHLMC Gold Pool #C00778	7.000%	06/01/29	64,015
116,494	FHLMC Gold Pool #C01375	6.500%	07/01/32	134,521
210,139	FHLMC Gold Pool #C91034	6.000%	06/01/27	231,205
611,678	FHLMC Gold Pool #C91347	3.500%	12/01/30	658,653
609,879	FHLMC Gold Pool #C91408	3.500%	11/01/31	656,716
47,908	FHLMC Gold Pool #D81642	7.500%	08/01/27	57,956
57,556	FHLMC Gold Pool #D82572	7.000%	09/01/27	68,877
14,175	FHLMC Gold Pool #E00678	6.500%	06/01/14	14,780
14,425	FHLMC Gold Pool #E00721	6.500%	07/01/14	15,062
27,451	FHLMC Gold Pool #E81704	8.500%	05/01/15	29,459
545,706	FHLMC Gold Pool #G02791	5.500%	04/01/37	595,294
190,861	FHLMC Gold Pool #G02809	6.500%	05/01/36	215,465
159,360	FHLMC Gold Pool #G08012	6.500%	09/01/34	182,444
1,064,592	FHLMC Gold Pool #G08081	6.000%	09/01/35	1,175,139
884,679	FHLMC Gold Pool #G08378	6.000%	10/01/39	972,028
247,112	FHLMC Gold Pool #H09054	4.500%	03/01/37	263,119
88,301	FHLMC Gold Pool #H09098	6.500%	10/01/37	98,112
210,603	FHLMC Gold Pool #P00024	7.000%	09/01/32	242,435
195,725	FHLMC Gold Pool #P50019	7.000%	07/01/24	228,998
81,460	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	94,534
56,878	FHLMC, Series 2201, Class C	8.000%	11/15/29	68,062
289,184	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	326,434
127,375	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	150,455
84,876	FHLMC, Series 2576, Class HC	5.500%	03/15/33	96,308
785,000	FHLMC, Series 3004, Class HK	5.500%	07/15/35	805,381
848,494	FHLMC, Series 3033, Class WY	5.500%	09/15/35	941,159
200,000	FHLMC, Series 3072, Class DL	6.000%	02/15/35	240,783
101,588	FHLMC, Series 3217, Class PD	6.000%	11/15/34	104,801
565,000	FHLMC, Series 3605, Class NC	5.500%	06/15/37	692,007
1,000,000	FHLMC, Series 3662, Class PJ	5.000%	04/15/40	1,149,688
167,381	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	192,342
60,621	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	70,439
103,576	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	119,953
466,221	FNMA Pool #252034	7.000%	09/01/28	557,781
1,073,583	FNMA Pool #256182	6.000%	03/01/36	1,178,521
199,832	FNMA Pool #256972	6.000%	11/01/37	218,740
771,914	FNMA Pool #257138	5.000%	03/01/38	833,494
27,889	FNMA Pool #535131	6.000%	03/01/29	31,499
133,775	FNMA Pool #594207	6.500%	02/01/31	156,911
56,392	FNMA Pool #673315	5.500%	11/01/32	62,590
1,184,914	FNMA Pool #689108	5.500%	02/01/33	1,315,135
456,554	FNMA Pool #721255	5.500%	07/01/33	506,729
58,078	FNMA Pool #733750	6.310%	10/01/32	66,148
766,297	FNMA Pool #735415	6.500%	12/01/32	891,037
259,136	FNMA Pool #735861	6.500%	09/01/33	302,871
436,671	FNMA Pool #745001	6.500%	09/01/35	499,628
775,986	FNMA Pool #745318	5.000%	12/01/34	841,595
71,783	FNMA Pool #745630	5.500%	01/01/29	79,447
122,328	FNMA Pool #801357	5.500%	08/01/34	135,772
140,743	FNMA Pool #813839	6.000%	11/01/34	158,964
797,555	FNMA Pool #851655	6.000%	12/01/35	896,572
117,366	FNMA Pool #871394	7.000%	04/01/21	128,514
374,847	FNMA Pool #879922	5.000%	11/01/35	407,328
271,493	FNMA Pool #888211	7.000%	08/01/36	320,372
98,754	FNMA Pool #888367	7.000%	03/01/37	114,267
209,374	FNMA Pool #888534	5.000%	08/01/37	226,077
517,548	FNMA Pool #930504	5.000%	02/01/39	570,627
147,984	FNMA Pool #930664	6.500%	03/01/39	171,224
94,870	FNMA Pool #954957	6.000%	10/01/37	103,847
210,776	FNMA Pool #995346	6.500%	09/01/36	241,164
393,491	FNMA Pool #995656	7.000%	06/01/33	472,609
684,342	FNMA Pool #AB1231	5.000%	07/01/40	757,436
119,953	FNMA Pool #AB2265	4.000%	02/01/41	133,563
1,071,167	FNMA Pool #AB3223	4.000%	07/01/41	1,182,082
224,339	FNMA Pool #AD0756	6.500%	11/01/28	252,297
481,246	FNMA Pool #AD6420	5.000%	06/01/40	532,647
217,102	FNMA Pool #AE0995	4.000%	02/01/41	241,735
303,604	FNMA Pool #AH8932	4.500%	04/01/41	330,329
458,504	FNMA Pool #AL0886	6.500%	10/01/38	533,140
268,477	FNMA Whole Loan, Series 2004-W1, Class 2A2	7.000%	12/25/33	325,976
406,607	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	487,778
162,724	FNMA, Series 2001-52, Class YZ	6.500%	10/25/31	186,943
125,000	FNMA, Series 2002-15, Class QH	6.000%	04/25/32	144,310
709,789	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	818,701
189,000	FNMA, Series 2003-W17 1A7	5.750%	08/25/33	222,517
150,823	FNMA, Series 2003-W18 1A6	5.370%	08/25/43	155,423
231,824	FNMA, Series 2004-17, Class H	5.500%	04/25/34	260,518
285,000	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	325,700
256,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	292,558
339,858	FNMA, Series 2004-90, Class D	4.000%	11/25/34	376,995
205,000	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	222,266
534,000	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	620,811
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	975,565
170,000	FNMA, Series 2008-46, Class JN	5.500%	06/25/38	177,838
850,000	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	991,211
88,282	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	96,790
390,000	FNMA, Series 2009-96, Class DB	4.000%	11/25/29	426,754
333,202	FNMA, Series G92-43, Class Z	7.500%	07/25/22	386,901
213,184	FNMA, Series G93-5, Class Z	6.500%	02/25/23	247,525
733	GNMA I Pool #177784	8.000%	10/15/16	737
6,561	GNMA I Pool #192357	8.000%	04/15/17	6,597
1,456	GNMA I Pool #194287	9.500%	03/15/17	1,466
570	GNMA I Pool #196063	8.500%	03/15/17	628
764	GNMA I Pool #212601	8.500%	06/15/17	769
1,048	GNMA I Pool #220917	8.500%	04/15/17	1,101
1,596	GNMA I Pool #223348	10.000%	08/15/18	1,607
1,820	GNMA I Pool #230223	9.500%	04/15/18	1,833
2,632	GNMA I Pool #260999	9.500%	09/15/18	2,773
3,916	GNMA I Pool #263439	10.000%	02/15/19	3,944
1,082	GNMA I Pool #265267	9.500%	08/15/20	1,090
565	GNMA I Pool #266983	10.000%	02/15/19	569
595	GNMA I Pool #286556	9.000%	03/15/20	599
678	GNMA I Pool #301366	8.500%	06/15/21	706
3,558	GNMA I Pool #302933	8.500%	06/15/21	4,246
8,626	GNMA I Pool #308792	9.000%	07/15/21	9,078
1,502	GNMA I Pool #314222	8.500%	04/15/22	1,519
1,406	GNMA I Pool #315187	8.000%	06/15/22	1,414
18,941	GNMA I Pool #319441	8.500%	04/15/22	19,301
4,792	GNMA I Pool #325165	8.000%	06/15/22	5,690
5,692	GNMA I Pool #335950	8.000%	10/15/22	5,723
88,068	GNMA I Pool #346987	7.000%	12/15/23	103,108
34,422	GNMA I Pool #352001	6.500%	12/15/23	39,823
10,872	GNMA I Pool #352110	7.000%	08/15/23	12,728
41,073	GNMA I Pool #368238	7.000%	12/15/23	48,087
22,394	GNMA I Pool #372379	8.000%	10/15/26	23,715
37,897	GNMA I Pool #399726	7.490%	05/15/25	45,635
90,947	GNMA I Pool #399788	7.490%	09/15/25	109,516
25,924	GNMA I Pool #399958	7.490%	02/15/27	31,552
24,467	GNMA I Pool #399964	7.490%	04/15/26	29,630
39,353	GNMA I Pool #410215	7.500%	12/15/25	47,139
3,360	GNMA I Pool #414736	7.500%	11/15/25	4,049
13,181	GNMA I Pool #420707	7.000%	02/15/26	15,702
10,281	GNMA I Pool #421829	7.500%	04/15/26	12,336
3,350	GNMA I Pool #431036	8.000%	07/15/26	3,527
13,068	GNMA I Pool #431612	8.000%	11/15/26	13,399
4,242	GNMA I Pool #442190	8.000%	12/15/26	4,926
39,074	GNMA I Pool #448970	8.000%	08/15/27	48,000
7,523	GNMA I Pool #449176	6.500%	07/15/28	8,879
20,151	GNMA I Pool #462623	6.500%	03/15/28	23,823
54,636	GNMA I Pool #471369	5.500%	05/15/33	61,243
177,234	GNMA I Pool #487108	6.000%	04/15/29	203,040
97,433	GNMA I Pool #489377	6.375%	03/15/29	111,619
297,274	GNMA I Pool #503405	6.500%	04/15/29	351,998
127,017	GNMA I Pool #509930	5.500%	06/15/29	141,942
207,013	GNMA I Pool #509965	5.500%	06/15/29	231,597
13,269	GNMA I Pool #538314	7.000%	02/15/32	15,840
30,773	GNMA I Pool #595606	6.000%	11/15/32	35,128
8,154	GNMA I Pool #602377	4.500%	06/15/18	8,963
14,789	GNMA I Pool #603377	4.500%	01/15/18	15,692
130,959	GNMA I Pool #615403	4.500%	08/15/33	145,397
81,429	GNMA I Pool #616829	5.500%	01/15/25	91,048
86,691	GNMA I Pool #623190	6.000%	12/15/23	98,500
342,049	GNMA I Pool #624600	6.150%	01/15/34	402,030
60,864	GNMA I Pool #640940	5.500%	05/15/35	68,320
27,959	GNMA I Pool #658267	6.500%	02/15/22	31,122
90,250	GNMA I Pool #677162	5.500%	08/15/23	98,135
819,461	GNMA I Pool #711286	6.500%	10/15/32	977,738
700,931	GNMA I Pool #733602	5.000%	04/15/40	787,046
28,363	GNMA I Pool #780429	7.500%	09/15/26	31,274
159,716	GNMA I Pool #780492	7.000%	09/15/24	187,434
77,396	GNMA I Pool #780685	6.500%	12/15/27	89,262
97,430	GNMA I Pool #780977	7.500%	12/15/28	117,799
245,676	GNMA I Pool #781120	7.000%	12/15/29	295,034
14,142	GNMA II Pool #000723	7.500%	01/20/23	16,592
1,229	GNMA II Pool #001596	9.000%	04/20/21	1,475
20,261	GNMA II Pool #002268	7.500%	08/20/26	24,391
56,929	GNMA II Pool #002442	6.500%	06/20/27	65,933
3,503	GNMA II Pool #002855	8.500%	12/20/29	4,389
89,744	GNMA II Pool #003284	5.500%	09/20/32	100,764
58,989	GNMA II Pool #003401	4.500%	06/20/33	65,693
355,822	GNMA II Pool #003403	5.500%	06/20/33	399,626
89,735	GNMA II Pool #003554	4.500%	05/20/34	99,906
243,221	GNMA II Pool #003689	4.500%	03/20/35	270,790
564,454	GNMA II Pool #003931	6.000%	12/20/36	639,698
26,098	GNMA II Pool #004149	7.500%	05/20/38	32,352
717,499	GNMA II Pool #004260	6.000%	10/20/38	782,618
107,957	GNMA II Pool #004284	5.500%	11/20/38	115,836
485,768	GNMA II Pool #004291	6.000%	11/20/38	549,309
292,139	GNMA II Pool #004308	5.000%	12/20/38	310,548
319,277	GNMA II Pool #004412	5.000%	04/20/39	342,389
565,024	GNMA II Pool #004561	6.000%	10/20/39	640,344
488,064	GNMA II Pool #004751	7.000%	12/20/38	583,705
132,004	GNMA II Pool #004752	7.500%	11/20/38	162,839
462,106	GNMA II Pool #004753	8.000%	08/20/30	576,898
355,269	GNMA II Pool #004805	6.500%	09/20/40	412,960
140,498	GNMA II Pool #004808	8.000%	01/20/31	174,131
1,790,982	GNMA II Pool #004828	4.500%	10/20/40	1,951,491
683,833	GNMA II Pool #004838	6.500%	10/20/40	794,879
993,638	GNMA II Pool #004848	3.500%	11/20/40	1,067,118
308,420	GNMA II Pool #004993	7.000%	03/20/41	371,675
409,811	GNMA II Pool #005257	4.000%	12/20/41	438,782
826,785	GNMA II Pool #005294	7.000%	11/20/40	987,229
93,098	GNMA II Pool #575787	5.760%	03/20/33	107,293
100,383	GNMA II Pool #608120	6.310%	01/20/33	114,642
283,496	GNMA II Pool #610116	5.760%	04/20/33	325,757
67,080	GNMA II Pool #610143	5.760%	06/20/33	75,422
162,996	GNMA II Pool #612121	5.760%	07/20/33	183,265
216,814	GNMA II Pool #648541	6.000%	10/20/35	245,021
500,976	GNMA II Pool #719213	6.500%	02/20/33	584,443
148,353	GNMA II Pool #748939	4.000%	09/20/40	166,195
683,846	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	809,597
159,360	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	193,889
582,802	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	668,844
221,052	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	263,052
172,140	GNMA, Series 2001-4, Class PM	6.500%	03/20/31	202,946
220,471	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	262,793
151,828	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	180,908
116,559	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	136,485
195,688	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	228,531
98,255	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	117,165
214,000	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	253,014
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	180,164
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	209,733
300,000	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	340,363
575,000	GNMA, Series 2003-57, Class C	4.500%	04/20/33	662,552
117,000	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	131,763
125,000	GNMA, Series 2004-63, Class AG	6.000%	07/20/32	148,969
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	242,289
895,942	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	1,007,422
227,000	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	257,322
100,000	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	119,187
809,000	GNMA, Series 2006-17, Class TW	6.000%	04/20/36	989,980
109,123	GNMA, Series 2007-18, Class B	5.500%	05/20/35	125,361
271,000	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	324,718
120,000	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	139,530
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	365,607
368,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	452,778
1,253,870	GNMA, Series 2009-14, Class AG	4.500%	03/20/39	1,399,930
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	179,978
592,666	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	709,811
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,468,895
124,924	GNMA, Series 2011-32, Class TA	4.000%	05/16/40	126,750
297,403	Vendee Mortgage Trust, Series 1996-1, Class 1Z	6.750%	02/15/26	349,302
242,307	Vendee Mortgage Trust, Series 1998-1, Class 2E	7.000%	03/15/28	292,303

Total Agency Mortgage-Backed Securities (identified cost, $64,312,260)	$67,796,280

TOTAL FIXED INCOME INVESTMENTS (identified cost, $64,312,260) — 95.7%	$67,796,280

SHORT-TERM INVESTMENTS - 4.2%

$2,988,537	Fidelity Government Money Market Fund, 0.01%(1)	$2,988,537

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,988,537) — 4.2%	$2,988,537

TOTAL INVESTMENTS (identified cost, $67,300,797) — 99.9%	$70,784,817

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	46,877

NET ASSETS — 100.0%	$70,831,694

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of September 30, 2012.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,535,784
Gross Unrealized Depreciation	(51,764)
Net Unrealized Appreciation	$3,484,020

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$67,796,280	$-	$67,796,280
Short-Term Investments	-	2.988.537	-	2,988,537
Total Investments	$-	$70,784,817	$-	$70,784,817

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund and Wright Total Return Bond Fund)

By:	/s/Peter M. Donovan
Peter M. Donovan
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Peter M. Donovan
Peter M. Donovan
President

Date:	October 25, 2012

By:	/s/Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	October 25, 2012